Prepayments and Other Current Assets (Details) - Schedule of Prepaid Expenses and Other Current Assets ¥ in Thousands, $ in Thousands		Jun. 30, 2023 CNY (¥)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 CNY (¥)
Schedule of Prepaid Expenses and Other Current Assets [Abstract]
Prepayments for promotion fees		¥ 65,832		¥ 86,686
Prepaid other service fees	[1]	25,281		13,726
Prepayments for products procurement	[2]	13,543
Prepaid input value-added tax	[3]	360		690
Receivables from third party payment platforms	[4]	22,533		9,456
Receivables from live e-commerce business platforms		1,760
Staff advance		575		192
Deposits		3,500		4,791
Interest receivable		3,297
Others				19
Total		¥ 136,681	$ 18,851	¥ 115,560

[1]	Prepaid other service fees consist of prepayment of cloud server hosting fees and others.
[2]	Prepayments for products procurement represent prepayments made to third-party suppliers for the procurement of products for the Group’s live e-commerce business.
[3]	Prepaid input value-added tax consists of VAT input that is expected to offset with VAT output tax or to be transferred out in the future.
[4]	Receivables from third party payment platforms consist of cash that has been received from course participants but held by the third-party payment platforms. The Group subsequently collected the full balance from the third-party payment platforms.